EXHIBIT 99.16

CRES Rating Agency Grades

Rating Agency Grades: 11/16/20

Loan Information			Initial Credit Grades		Initial Compliance Grades		Initial Property Grades		Initial Overall Grades		Final Credit Grades		Final Compliance Grades		Final Property Grades		Final Overall Grades
Loan Number	Client Loan Number	Note Original Balance	DBRS	S&P	DBRS	S&P	DBRS	S&P	DBRS	S&P	DBRS	S&P	DBRS	S&P	DBRS	S&P	DBRS	S&P
707776	xxxxxx	xxxxxx	C	CC	C	RC	A	VA	C	C	B	CB	A	RA	A	VA	B	B
707777	xxxxxx	xxxxxx	C	CC	A	RA	A	VA	C	C	A	CA	A	RA	A	VA	A	A
707780	xxxxxx	xxxxxx	C	CC	B	RB	A	VA	C	C	B	CB	B	RB	A	VA	B	B